Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 20, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: DundeeWealth Funds
(1933 Act Registration No. 333-135371)
(1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

On behalf of DundeeWealth Funds (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that the prospectus and statement of additional information dated November 1, 2012 for the Trust's JOHCM Emerging Markets Opportunities Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectus and statement of additional information dated November 1, 2012 contained in the Trust's Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on October 31, 2012.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann